Warrants and Derivative Liabilities - Derivative Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Of Derivative Liabilities [Roll Forward]
Beginning balance	$ 3	$ 59,732
Fair Value of Derivative Liabilities Issued		0
Change in Fair value of Liability	(3)	(59,729)
Reclassification of Derivatives to Equity		0
Ending balance		$ 3
Derivative Liability, Current, Statement of Financial Position [Extensible Enumeration]		Other current liabilities	Other current liabilities
Emerald Financing - warrant liability
Fair Value Of Derivative Liabilities [Roll Forward]
Beginning balance	$ 3	$ 59,732
Fair Value of Derivative Liabilities Issued		0
Change in Fair value of Liability		(59,729)
Reclassification of Derivatives to Equity		0
Ending balance		$ 3